Revenues from contracts with customers - Additional Information (Details) - Pharmaceutical Partner - Pharmaceutical - customer	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue from contracts with customers
Number of customers	1
Revenue contributed as a percentage of Group's total revenues	19.00%	30.50%